Income Taxes - Reconciliations of Statutory U.S. Federal Income Tax Rates to Our Effective Tax Rate for Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Statutory rate	35.00%	35.00%	35.00%
DTA Remeasurement Loss	27.20%
Net excess tax benefits related to stock-based incentive payments	(0.70%)
State tax, net of federal benefit	0.80%	3.80%	2.60%
Other, net	(0.50%)	(0.30%)	0.10%
Effective tax rate	61.80%	38.50%	37.70%